Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

27. Commitments and contingencies

Capital commitments

As of December 31, 2017 and March 31, 2018, the Company has committed to spend $8,314 and $7,221, respectively, under agreements to purchase property, plant and equipment. This amount is net of capital advances paid in respect of these purchases.

Bank guarantees

The Company has outstanding bank guarantees amounting to $8,879 and $8,385 as of December 31, 2017 and March 31, 2018, respectively. Bank guarantees are generally provided to government agencies and excise and customs authorities for the purpose of maintaining a bonded warehouse. These guarantees may be revoked if the government agencies suffer any losses or damages through the breach of any of the covenants contained in the agreements governing such guarantees.

Other commitments

The Company’s business process delivery centers in India are 100% export oriented units or Software Technology Parks of India (“STPI”) units under the STPI guidelines issued by the Government of India. These units are exempt from customs, central excise duties and levies on imported and indigenous capital goods, stores and spares. The Company has undertaken to pay custom duties, service taxes, levies and liquidated damages payable, if any, in respect of imported and indigenous capital goods, stores and spares consumed duty-free, in the event that certain terms and conditions are not fulfilled.

28. Commitments and contingencies

Capital commitments

As of December 31, 2016 and 2017, the Company has committed to spend $5,185 and $8,314, respectively, under agreements to purchase property, plant and equipment. This amount is net of capital advances paid in respect of such purchases.

Bank guarantees

The Company has outstanding bank guarantees amounting to $11,958 and $8,879 as of December 31, 2016 and 2017, respectively. Bank guarantees are generally provided to government agencies and excise and customs authorities for the purposes of maintaining a bonded warehouse. These guarantees may be revoked by the government agencies if they suffer any losses or damages through the breach of any of the covenants contained in the agreements governing such guarantees.

Other commitments

The Company’s business process delivery centers in India are 100% export-oriented units or Software Technology Parks of India (“STPI”) units under the STPI guidelines issued by the Government of India. These units are exempt from customs, central excise duties, and levies on imported and indigenous capital goods, stores, and spares. The Company has undertaken to pay custom duties, service taxes, levies, and liquidated damages payable, if any, in respect of imported and indigenous capital goods, stores, and spares consumed duty free, in the event that certain terms and conditions are not fulfilled.